Basis of preparation of the interim financial statements	6 Months Ended
Jun. 30, 2021
Basis of preparation of the interim financial statements
Basis of preparation of the interim financial statements
2.	Basis of preparation of the interim financial statements

a) Statement of compliance

The consolidated interim financial statements of the Company (“interim financial statements”) have been prepared and are being presented in accordance with IAS 34 Interim Financial Reporting of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

b) Basis of presentation

The interim financial statements have been prepared to update users about relevant events and transactions that occurred in the period and should be read in conjunction with the financial statements for the year ended December 31, 2020. The accounting policies, accounting estimates and judgements, risk management and measurement methods are the same as those applied when preparing the last annual financial statements, except for the change in the accounting practice for the share-based payment plans as disclosed in note 24.

These interim financial statements were authorized for issue by the Executive Board on July 28, 2021.

The interim financial statements of the Company are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), which in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the interim financial statements.

The exchange rates used by the Company to translate its foreign operations are as follows:

			Average rate
	Closing rate		Three-month period ended		Six-month period ended
	June 30, 2021	December 31, 2020	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
United States dollar	5.0022	5.1967	5.2907	5.3854	5.3862	4.9218
Canadian dollar ("CAD")	4.0334	4.0771	4.3096	3.8882	4.3209	3.5992
Euro ("EUR")	5.9276	6.3779	6.3789	5.9279	6.4902	5.4211